Commitments and Contingencies - Schedule of Commitments and Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Energy procurement obligations of Pepco Energy Services	$ 90
Guarantees associated with disposal of Conectiv Energy assets	13
Guaranteed lease residual values	17
Total	120
PHI [Member]
Commitments And Contingencies [Line Items]
Energy procurement obligations of Pepco Energy Services	90
Guarantees associated with disposal of Conectiv Energy assets	13
Guaranteed lease residual values	2
Total	105
Potomac Electric Power Co [Member]
Commitments And Contingencies [Line Items]
Guaranteed lease residual values	5
Total	5
Delmarva Power & Light Co/De [Member]
Commitments And Contingencies [Line Items]
Guaranteed lease residual values	6
Total	6
Atlantic City Electric Co [Member]
Commitments And Contingencies [Line Items]
Guaranteed lease residual values	4
Total	$ 4